Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Balances and Transactions
Related Party Balances and Transactions

14. Related Party Balances and Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
E-House	Under the common control of E-House Holdings
SINA	Mr. Charles Chao, co-chairman of E-House, is SINA’s chairman and chief executive officer
Beijing China Real Estate Research Association Technology Ltd. (“CRERAT”)	Mr. Xin Zhou, co-chairman and chief executive officer of E-House, is the legal representative of CRERAT, and E-House owns 51% of CRERAT

These consolidated financial statements include transactions with E-House and its subsidiaries. Furthermore, E-House provided certain corporate services for the consolidated financial statement periods presented (see Note 1).

During the years ended December 31, 2013, 2014 and 2015, E-House loaned $1,000, nil and nil respectively, to fund capital injections into the Group’s PRC subsidiaries. Such amounts have been waived by E-House and have been reflected as capital contributions as of the date such loans were originally made.

During the years ended December 31, 2013, 2014 and 2015, significant related party transactions were as follows:

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Corporate expenses allocated from E-House	15,527,623	2,857,251	—
Corporate service provided by E-House under transitional service agreement	—	10,399,978	6,040,071
Online advertising agency fee recognized as cost of revenues purchased from SINA	6,033,036	6,630,010	6,093,974
Services purchased from/rental paid to E-House	949,584	1,191,469	5,927,764
Online advertising services provided to CRERAT	—	—	3,174
Online advertising services provided to E-House	10,614	160,238	28,679
Online advertising services provided to SINA	—	—	19,899
Dividend declared and paid to E-House	—	—	18,738,984

The transactions are measured at the amount of consideration established and agreed to by the related parties, which approximate amounts charged to third parties.

As at December 31, 2014 and 2015, amounts due from related parties were $684 and $8,906 respectively, which were the cash paid to supplier on behalf of CRERAT for the purchase of marketing services.

As at December 31, 2014 and 2015, amounts due to related parties were comprised of the following:

	As of December 31,
	2014	2015
	$	$
SINA (1)	1,705,208	1,418,096
E-House (2)	1,560,283	7,783,911
Management (3)	1,840,000	920,000
E-House Management (3)	184,000	92,000

Total	5,289,491	10,214,007

(1)	The amount due to SINA as of December 31, 2014 and 2015 represents online advertising agency fees payable to SINA.

(2)

The amount due to E-House as of December 31, 2015 was primarily for corporate service fees charged to Leju, and partially offset by the amount due to online services provided to E-House and revenues collected by E-House on behalf. The balance is interest free and settable on demand.

(3)	The amount due to management/ E-House management represents consideration paid by management/ E-House management for unvested restricted shares (see Note 10).

The rollforward of the payable (receivable) balance with E-House for the years ended December 31, 2013, 2014 and 2015 is as follows:

		Year Ended December 31,
		2013	2014	2015
		$	$	$
Balance at January 1		79,553,723	(3,471,958)	1,560,283
Refund loan to E-House for working capital	A	(43,818,894)	—	(42,513,286)
Loans from E-House for capital contribution	B	1,000	—	—
Dividend declared to E-House	C	—	—	18,738,984
Dividend paid to E-House	D	—	—	(18,738,984)
Corporate expenses allocated from E-House (Note 1)	B	15,527,623	2,857,251	—
Corporate service provided by E-House under transitional service agreement (Note 1)	E	—	10,399,978	6,040,071
Revenues collected by E-House on behalf of the Company	F	(45,449,972)	(4,803,958)	—
Related party balance waived as capital contribution	B	(15,528,623)	(2,857,251)	—
Service provided to E-House	E	(10,614)	(160,238)	(28,679)
Service purchased from E-House	E	949,584	1,191,469	5,927,764
Net (payment) receipt for services	G	5,304,215	(1,595,010)	36,797,758

Balance at December 31		(3,471,958)	1,560,283	7,783,911

(A)	Represents the movement of the loan payable to E-House

(B)

Represents the movement of the loans from E-House for capital contributions and headquarter expenses allocated by E-House prior to Leju’s initial public offering, which were subsequently 100% waived by E-House and recorded as capital contributions by Leju. Accordingly, the net balance at each year end is zero.

(C)

Represent the cash dividend declared by Leju to its shareholder E-house. In March 2015, the Company’s board of directors approved the payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account.

(D)	Represent the cash dividend paid to E-House.

(E)	Represents the movement of service fees receivable from and payable to E-House

(F)	Represents Leju revenues collected by E-House on behalf of the Company

(G)	Represents the cash flow between the Company and E-House except to the loan from (refund to ) E-House

	As of December 31,
	2014	2015
	$	$
Loan payable to E-House (A)	42,513,286	—
Service payable to E-House (E)	9,852,476	16,440,049
Receivables for E-House collection on behalf of the Company (F)	(50,805,479)	(8,656,138)

Amounts due to E-House	1,560,283	7,783,911